Equity (Allianz SE Warrants) (Details) (USD $) In Millions, except Share data, unless otherwise specified				0 Months Ended			0 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 26, 2009	Oct. 17, 2008 Investment Agreement with Allianz SE [Member] Warrants for Series B and C before anti-dilution provision trigger [Member]	Mar. 31, 2010 Investment Agreement with Allianz SE [Member] Warrants for Series B and C before anti-dilution provision trigger [Member]	Jun. 12, 2009 Investment Agreement with Allianz SE [Member] Warrants for Series B and C before anti-dilution provision trigger [Member]	Oct. 15, 2009 Investment Agreement with Allianz SE [Member] Warrants for Series B and C after anti-dilution provision trigger [Member]	Mar. 31, 2010 Investment Agreement with Allianz SE [Member] Warrants for Series B and C after anti-dilution provision trigger [Member]	Jun. 12, 2009 Investment Agreement with Allianz SE [Member] Warrants for Series B and C after anti-dilution provision trigger [Member]	Oct. 17, 2008 Investment Agreement with Allianz SE [Member] Warrants for Series B Preferred Stock [Member]	Dec. 31, 2009 Investment Agreement with Allianz SE [Member] Warrants for Series C Preferred Stock [Member]	Mar. 26, 2009 Investment Agreement with Allianz SE [Member] Warrants for Series C Preferred Stock [Member]	Oct. 17, 2008 Investment Agreement with Allianz SE [Member] Warrants for Series C Preferred Stock [Member]	Dec. 31, 2009 Investment Agreement with Allianz SE [Member] Warrants issued to Treasury contingency [Member]	Oct. 15, 2009 Investment Agreement with Allianz SE [Member] Warrants issued to Treasury contingency [Member]	Mar. 30, 2012 Warrants Issued to Allianz [Member]
Class of Stock [Line Items]
Initial term of warrants, years				7 years
Warrants to purchase shares				69,115,324	69,314,987	69,115,324		69,351,806	69,314,987	34,806,452			34,308,872			69,351,806
Warrants and Rights Outstanding												$ 93
Class of Warrant or Right Expense or Revenue Recognized in Income											70
Exercise price of warrant	9.599	9.699	9.79	25.32	25.25	25.32		25.23	25.25
Cash payments settlement contingent to issuance of more then 5% of company stock															200
One-time extension for warrants exercise resulted from contingency settlement							from seven to ten years
Net realized capital loss for the warrant modification														$ 300
Exercise price of warrant																$ 25.23